Schedule of Investments
September 30, 2024 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 95.18%

Bottled & Canned Soft Drinks & Carbonated Waters - 2.70%
Coca-Cola FEMSA S.A.B. de C.V. Series L ADR (2)	6,390		566,921

Calculating & Accounting Machines - 0.25%
Cantaloupe, Inc.	7,000		51,800

Cement, Hydraulic - 8.39%
CRH plc (2)	18,996		1,761,689

Cigarettes - 3.07%
Altria Group, Inc. (2)	12,633		644,788

Electric Service - 8.10%
NRG Energy, Inc.	18,674		1,701,201

Finance Services - 2.98%
Euronet Worldwide, Inc.	6,318		626,935

Motor Vehicle Parts & Accessor - 2.65%
Garrett Motion, Inc.	67,963		555,937

Natural Gas Transmission - 3.03%
Energy Transfer L.P.	39,626		635,997

Petroleum Refining- 3.32%
Calumet Specialty Products Partners, L.P. (2)	39,192		698,401

Pharmaceutical Preparations - 10.32%
Perrigo Co.	24,848		651,763
Viatris, Inc. (2)	130,672		1,517,102

			2,168,865

Radio Broadcasting Stations - 4.83%
Sirius XM Holdings, Inc.	42,885		1,014,230

Retail-Eating Places - 6.53%
Arcos Dorados Holdings, Inc. (2)	61,035		532,225
Starbucks Corp.	8,612		839,584

			1,371,809

Services-Business Services - 11.27%
eBay, Inc.	8,075		525,763
PayPal Holdings, Inc.	10,303		803,943
Western Union Co.	87,000		1,037,910

			2,367,616

Services-Computer Rental & Lease - 2.01%
Bragg Gaming Group, Inc.	83,990		421,630

Services-Management Services - 2.51%
Rentokil Initial plc	21,119		526,497

Services-Miscellaneous Amuseme - 2.46%
Codere Online Luxembourg SA	64,808		517,816

Services-Prepackaged Software - 4.13%
Opera Ltd. (Norway)	56,112		866,930

Television Broadcasting Stations - 3.22%
Tegna, Inc. (2)	42,932		677,467

Toys & Games - 4.90%
Nintendo Co., Ltd. (2)	77,255		1,029,037

Transportation Services - 5.23%
Expedia, Inc.	7,425		1,099,049

Wholesale-Groceries, General Line - 3.29%
United Natural Foods, Inc.	41,100		691,302

Total Common Stock	(Cost $ 16,705,023)		19,995,918

Real Estate Investment Trusts - 3.54%

Net Lease Office Properties	24,300		744,066

Total Real Estate Investment Trusts	(Cost $ 585,381)		744,066

Cash Equivalants - 1.20%

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - 4.75% (3)	251,151		251,151

Total Money Market Registered Investment Companies	(Cost $ 251,151)		251,151

Total Investments - 99.92%	(Cost $ 17,552,310)		20,991,135

Other Assets Less Liabilities - 0.08%			18,532

Total Net Assets - 100.00%			21,007,906

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments
Level 1 - Quoted Prices	$20,991,135		$-
Level 2 - Other Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs	-		-
Total	$20,991,135	$

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 30, 2024